Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per share - Blue Water Acquisition Corp [Member] - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Numerator: Earnings allocable to Common stock subject to possible redemption
Income from investments held in Trust Account		$ 1,082	$ 2,152	$ 29
Less: Company’s portion available to be withdrawn to pay taxes		(1,082)	(2,152)	(29)
Net income attributable
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding (in Shares)		4,508,659	3,995,410
Basic and diluted net income per share (in Dollars per share)
Numerator: Net (Loss) income minus Net Earnings
Net (loss) income	$ (761)	$ (2,597,315)	$ 8,049,432	(4,718,021)
Net income allocable to Class A common stock subject to possible redemption
Non-redeemable net (loss) income	$ (761)	$ (2,597,315)	$ 8,049,432	$ (4,718,021)
Denominator: weighted average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock (in Shares)	1,250,000	4,456,306	4,114,324	1,447,732
Basic and diluted net income per share, Non-redeemable common stock (in Dollars per share)		$ (0.58)	$ 1.96	$ (3.26)